SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Interest paid	$ 417	$ 94
Income taxes paid	$ 118	$ 30